Segment Information - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) Country Segments	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure of operating segments [Line Items]
Number of operating segments | Segments	6
Number of business operating countries	32
Revenue from construction contracts | €	€ 5,236	€ 5,102	€ 4,523
Europe Heavyside [member]
Disclosure of operating segments [Line Items]
Number of business operating countries	19
Europe Lightside [member]
Disclosure of operating segments [Line Items]
Number of business operating countries	17
Overseas [Member] | Minimum [member]
Disclosure of operating segments [Line Items]
Percentage of limit of external group revenue	10.00%